Lines of credit	12 Months Ended
Dec. 31, 2023
Lines Of Credit
Lines of credit

5. Lines of credit

A summary of lines of credit activity is as follows:

 Schedule of lines of credit activity

Lines of Credit	Total
Balance, December 31, 2021	$14,008,833
Advances received on lines of credit	727,986
Interest incurred on lines of credit	1,596,667
Interest transferred to promissory notes interest payable	(9,250)
Repayment of interest on lines of credit	(496,081)
Balance, December 31, 2022	15,828,155
Advances received on lines of credit	794,454
Interest incurred on lines of credit	1,644,027
Repayment of interest on lines of credit	(310,603)
Balance, December 31, 2023	$17,956,033

As of December 31, 2023, the Company has two lines of credit as follows:

Schedule of lines of credit

Creditor	Interest Rate	Borrowing Limit	Repayment Terms	Principal Borrowed	Accrued Interest	Total Outstanding	Security	Purpose
CEO	1% per Month	$ 10,300,000	Due on Demand	$ 10,300,000	$ 3,298,537	$ 13,598,537	General Security over Assets	General Corporate Requirements
VP	1% per Month	4,000,000	Due on Demand	3,910,845	446,651	4,357,496	General Security over Assets	General Corporate Requirements
Total		$ 14,300,000		$ 14,210,845	$ 3,745,188	$ 17,956,033

As of December 31, 2022, the Company has two lines of credit as follows:

Creditor	Interest Rate	Borrowing Limit	Repayment Terms	Principal Borrowed	Accrued Interest	Total Outstanding	Security	Purpose
CEO	1% per Month	$ 10,300,000	Due on Demand	$ 10,300,000	$ 2,136,330	$ 12,436,330	General Security over Assets	General Corporate Requirements
VP	1% per Month	4,000,000	Due on Demand	3,116,391	275,434	3,391,825	General Security over Assets	General Corporate Requirements
Total		$ 14,300,000		$ 13,416,391	$ 2,411,764	$ 15,828,155